Annual Fund Operating Expenses - BlackRock Daily Reinvestment Stablecoin Reserve Vehicle - OnChain	Jul. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.06%	[2]
Expenses (as a percentage of Assets)	0.18%
Fee Waiver or Reimbursement	(0.01%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.17%	[1],[2]

[1]
Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through June 30, 2028. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2028, without the consent of the Boards of Trustees of the Trust.

[2]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.